TOUCHSTONE
                                   Investments


July 31, 2006

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20459

Re:    Touchstone Variable Series Trust (the "Registrant");
       File Nos. 33-76566 and 811-08416

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 25, which was filed with the Commission on July 21, 2006 and (ii) that Post-Effective Amendment No. 25 has been filed electronically with the Commission.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary